SHARE CAPITAL AND RESERVES (Details Narrative)					1 Months Ended		12 Months Ended
	Feb. 04, 2025 CAD ($) $ / shares shares	Dec. 01, 2023 $ / shares shares	Dec. 01, 2023 CAD ($) shares	Apr. 11, 2023 CAD ($) $ / shares shares	Mar. 22, 2024 CAD ($) $ / shares shares	Dec. 31, 2023 $ / shares shares	Mar. 31, 2025 USD ($) shares	Mar. 31, 2025 $ / shares	Sep. 05, 2024 $ / shares shares	Mar. 31, 2024 CAD ($) shares	Sep. 08, 2023 $ / shares shares
Statement [Line Items]
Flow-through proceeds outstanding							$ 0			$ 2,383,000
Common shares issue										15,384,615
Share Capital [Member]
Statement [Line Items]
Common shares issued							224,194,032			211,702,894
Common shares outstanding							224,194,032			211,702,894
Private Placement Flow [Member]
Statement [Line Items]
Common shares issue		15,384,615	15,384,615
Stock issued to exercise of warrants, proceeds | $			$ 2,000,000
Share price | $ / shares		$ 0.13
Private Placement Non Flow [Member]
Statement [Line Items]
Common shares issue		9,615,385	9,615,385
Stock issued to exercise of warrants, proceeds | $			$ 769,231
Share price | $ / shares		$ 0.08
Property Agreement [Member]
Statement [Line Items]
Common shares issued									100,000		100,000
Common stock share issue price | $ / shares									$ 0.075		$ 0.075
Investor Relations Agreement
Statement [Line Items]
Stock option granted	290,000			520,000	6,410,000
Stock option granted to insiders				200,000	5,500,000
Aggregate common shares acquire	290,000			520,000	6,410,000
Share price | $ / shares	$ 0.67			$ 0.125	$ 0.105
Stock granted term dscription	five years			three years	three to five years
Fair value of options | $	$ 167,134			$ 49,647	$ 589,109
Black-scholes fair value assumption description	risk-free rate of 2.66%; expected volatility of 120%; underlying market price of $0.69; strike price of $0.67; and dividend yield of nil			risk-free rate of 3.56%; expected volatility of 123%; underlying market price of $0.13; strike price of $0.125; expiry term of 3 years; and dividend yield of nil	risk-free rate of 3.48%; expected volatility of 95% for options with three year expiry term and 131% for options with five year expiry term; underlying market price of $0.11; strike price of $0.105; and dividend yield of nil
Warrants One [Member]
Statement [Line Items]
Common shares outstanding							4,807,693
Share purchase warrants issued							1,176,470
Strike price | $ / shares								$ 0.085
Warrants [Member]
Statement [Line Items]
Share purchase warrants issued							5,000,000
Strike price | $ / shares								0.05
2023 non-flow-through warrants
Statement [Line Items]
Share purchase warrants issued						4,807,693
Expiry term share purchase warrants						5 years
Strike price | $ / shares						$ 0.08
Option 1 [Member]
Statement [Line Items]
Common shares issued							608,000
Common stock share issue price | $ / shares								0.105
Option [Member]
Statement [Line Items]
Common shares issued							2,000,000
Common stock share issue price | $ / shares								0.05
Share Options 3 [Member]
Statement [Line Items]
Common shares issued							2,340,000
Common stock share issue price | $ / shares								0.12
Share Options 2 [Member]
Statement [Line Items]
Common shares issued							1,000,000
Common stock share issue price | $ / shares								0.11
Share Options 4 [Member]
Statement [Line Items]
Common shares issued							266,668
Common stock share issue price | $ / shares								$ 0.125